Standby Equity Purchase Agreement (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 14, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Feb. 15, 2025 $ / item	Oct. 30, 2024 USD ($)
Standby Equity Purchase Agreement [Line Items]
Principal amount (in Dollars)	$ 2,000	$ 1,250			$ 5,000
Percentage of excess of common stock	20.00%
Convertible promissory note (in Dollars)	$ 3,000
Net proceeds (in Dollars)		$ 900
Sale of price per share (in Dollars per share) | $ / shares		$ 11.5
Convertible threshold trading days		3
Percentage of closing price		20.00%
Floor price was adjusted (in Dollars per Item) | $ / item				0.19
Volume-weighted-average price (in Dollars per share) | $ / shares		$ 0.5
Percentage of common stock		4.99%
Percentage of amortization principal amount		5.00%
Derivative of fair value (in Dollars)		$ 188
Investment Income, Amortization of Discount (in Dollars)		39
Payments for (Proceeds from) Previous Acquisition (in Dollars)		$ 50,000
Percentage of common stock outstanding		19.90%
Commitment fee (in Dollars)		$ 500,000
Fair value of shares issued (in Dollars)		10,361
Gain on extinguishment of accrued liabilities (in Dollars)		$ 173
Exchange Cap Event [Member]
Standby Equity Purchase Agreement [Line Items]
Percentage of common stock		99.00%
SEPA [Member]
Standby Equity Purchase Agreement [Line Items]
Derivative of fair value (in Dollars)		$ 1,551
Gain on extinguishment of accrued liabilities (in Dollars)		173
YA II PN, Ltd. [Member]
Standby Equity Purchase Agreement [Line Items]
Fair value of shares issued (in Dollars)		$ 327
Convertible Notes [Member]
Standby Equity Purchase Agreement [Line Items]
Net proceeds (in Dollars)	$ 2,755
Interest rate		18.00%
Convertible Promissory Note [Member]
Standby Equity Purchase Agreement [Line Items]
Original issuance discount rate	8.00%
Interest rate		0.00%
Percentage of volume weighted average price		94.00%
Convertible threshold trading days		5
Floor price per share (in Dollars per share) | $ / shares		$ 1.154
Derivative of fair value (in Dollars)		$ 69
Minimum [Member]
Standby Equity Purchase Agreement [Line Items]
Percentage of advance notice		96.00%
Minimum [Member] | Floor Price Event [Member]
Standby Equity Purchase Agreement [Line Items]
Convertible threshold trading days		5
Maximum [Member]
Standby Equity Purchase Agreement [Line Items]
Derivative of fair value (in Dollars)		$ 11
Percentage of advance notice		97.00%
Maximum [Member] | Floor Price Event [Member]
Standby Equity Purchase Agreement [Line Items]
Convertible threshold trading days		7
Maximum [Member] | Registration Event [Member]
Standby Equity Purchase Agreement [Line Items]
Consecutive trading days		10
Common Stock [Member]
Standby Equity Purchase Agreement [Line Items]
Volume-weighted-average price (in Dollars per share) | $ / shares		$ 11.5